Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Property, plant and equipment

10. Property, plant and equipment

	Leasehold improvements	Music education equipment	Furniture and fixtures	Office equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	4,136	18,226	335	879	23,576
Additions	425	53,830	6	166	54,427
Disposals	—	(1,859)	—	(15)	(1,874)
At December 31, 2021	4,561	70,197	341	1,030	76,129
Additions (Unaudited)	—	139	—	11	150
Disposals (Unaudited)	—	(1,249)	—	—	(1,249)
At June 30, 2022 (Unaudited)	4,561	69,087	341	1,041	75,030
Accumulated depreciation
At January 1, 2020	(2,858)	(1,752)	(179)	(652)	(5,441)
Depreciation charge for the year	(804)	(9,710)	(72)	(123)	(10,709)
Disposals	—	462	—	2	464
At December 31, 2021	(3,662)	(11,000)	(251)	(773)	(15,686)
Depreciation charge for the period (Unaudited)	(477)	(7,043)	(36)	(65)	(7,621)
Disposals (Unaudited)	—	320	—	—	320
At June 30, 2022 (Unaudited)	(4,139)	(17,723)	(287)	(838)	(22,987)
Net carrying amount
At June 30, 2022 (Unaudited)	422	51,364	54	203	52,043
At December 31, 2021	899	59,197	90	257	60,443